Mid-Cap 1.5x Strategy Fund Average Annual Total Returns - Class H [Member]	12 Months Ended	60 Months Ended	109 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	14.01%	13.10%
S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	13.93%	10.34%		9.68%
Class H
Prospectus [Line Items]
Average Annual Return, Percent	15.47%	9.38%		9.91%
Class H | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	15.16%	7.85%		9.05%
Class H | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.17%	6.71%		7.75%